ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

17. ORDINARY SHARES

As of December 31, 2022, the Company had 405,462,685 ordinary shares authorized with a par value of US$0.0001 per share. There are two classes of ordinary shares which include the class A ordinary shares and class B ordinary shares. Holders of class A ordinary shares are entitled to one vote per share, while holders of class B ordinary shares are entitled to ten votes per share.

The Company repurchased 2,656,164 and 10,219,572 class A shares from the market for a total consideration of US$ 3,411 (RMB21,798) and US$6,905 (RMB45,365), at a weighted average price of US$ 1.284 and US$0.671 per share during the years ended December 31, 2021 and 2022, respectively. The shares are reserved for the employees and non-employees in the share incentive plan.